UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
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              10th Floor
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              New York, NY 10017
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Form 13F File Number: 28-12060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York        October 21, 2008
---------------------------   ------------------------   ---------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          11
                                                 -----------------
Form 13F Information Table Value Total:          58,431
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CELANESE CORPORATON         COM      150870103         4,563    163,500    SH              SOLE                163,500     0
------------------------------------------------------------------------------------------------------------------------------------
CLEVELAND CLIFFS INC        COM      185896107           686     25,000    SH   PUT        SOLE                 25,000     0
------------------------------------------------------------------------------------------------------------------------------------
CYTEC INDS INC              COM      232820100         3,568     91,701    SH              SOLE                 91,701     0
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC         COM      247361702         9,141  1,227,000    SH              SOLE              1,227,000     0
------------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD          COM      G36535139         7,222    200,000    SH              SOLE                200,000     0
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS         COM      452308109         9,357    210,500    SH              SOLE                210,500     0
------------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS CORP    COM      740189105         6,066     77,000    SH              SOLE                 77,000     0
------------------------------------------------------------------------------------------------------------------------------------
TENARIS SA                  ADR      88031M109         6,675    179,000    SH              SOLE                179,000     0
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TEREX CORPORATION           COM      880779103         6,104    200,000    SH              SOLE                200,000     0
------------------------------------------------------------------------------------------------------------------------------------
TITANIUM METALS CORP        COM      888339207         4,765    420,200    SH              SOLE                420,200     0
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TODD SHIPYARDS CORP DEL     COM      889039103           284     21,000    SH              SOLE                 21,000     0
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